Other operating expenses, net	12 Months Ended
Dec. 31, 2017
Other operating expenses, net
Other operating expenses, net

25.Other operating expenses, net

	Year ended December 31,
	2017	2016
Accommodation and meals	184.0	164.6
IT services	132.6	145.7
Professional services	52.9	45.6
Taxes, civil and labor risks	67.0	42.5
Aircraft insurance	21.6	25.4
Flights interrupted	41.3	35.8
Others (*)	73.1	(3.1)

	572.5	456.5

(*) The “Others” balance is pulverized.